Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2015
Global Bond Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Global Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Global Bond Portfolio seeks total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio was not in operation during the most recent fiscal year, no portfolio turnover information is available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Portfolio is new, Other Expenses are based on the estimated annualized expenses that the Portfolio expects to incur in its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government notes and bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Portfolio invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The Portfolio invests in securities of issuers that are economically tied to developed and emerging market countries. The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. government debt securities (“sovereign debt”). The Portfolio’s investments may be denominated in local currency or U.S. dollar-denominated. The Portfolio may invest in debt securities with a range of maturities from short- to long-term. The Portfolio may invest up to 35% of its net assets in high-yield/high-risk debt securities. The Portfolio may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including exchange-traded funds (“ETFs”). The Portfolio may also invest in commercial loans, euro-denominated obligations, buy backs or dollar rolls, when-issued securities, and reverse repurchase agreements. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other portfolios.

Additionally, the Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio is expected to invest in forward foreign currency exchange contracts, futures, options, and swaps (including interest rate swaps, total return swaps, and credit default swaps) for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions) and to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. In particular, the Portfolio may use interest rate futures to manage portfolio risk. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest.

In addition to considering economic factors such as the effect of interest rates on the Portfolio’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers additionally consider the expected risk-adjusted return on a particular investment and the Portfolio’s overall risk allocations and volatility.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. If rising interest rates cause the Portfolio to lose enough value, the Portfolio could also face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk. The Portfolio may invest in U.S. and non-U.S. government debt securities. Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt it may be subject to currency risk.

Currency Risk. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (also known as “junk” bonds) may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Loan Risks. The Portfolio may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Exchange-Traded Funds Risk. The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-ended investment companies, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report and is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Global Bond Portfolio | Service Shares | Service Shares, Global Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	640

[1]	Since the Portfolio is new, Other Expenses are based on the estimated annualized expenses that the Portfolio expects to incur in its initial fiscal year.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.66% until at least May 1, 2016. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.60% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.